UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
July 1, 2006 to July 31, 2006
Commission File Number of issuing entity: 333-105077-06
Capital Auto Receivables Asset Trust 2006-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-105077
Capital Auto Receivables, Inc
(Exact name of depositor as specified in its charter)
GMAC LLC
(Exact name of sponsor as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of the issuing entity)	20-4208429 (I.R.S. Employer Identification No.)

200 Renaissance Center, P.O. Box 200 Detroit, Michigan (Address of principal executive offices of the issuing entity)	48265-2000 (Zip Code)
(313) 556-5000
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))

Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes     X     No

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly servicing report.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings
None
Item 3. Sales of Securities and Use of Proceeds
None.
Item 4. Defaults Upon Senior Securities
None.
Item 5. Submission of Matters to a Vote of Security Holders
None.
Item 6. Significant Obligors of Pool Assets
None.
Item 7. Significant Enhancement Provider Information
None.
Item 8. Other Information
None.
Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Servicing Report for the Period from July 1, 2006 to July 31, 2006

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2006-1 (Issuing Entity) by: GMAC LLC (Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ Jerome B. Van Orman, Jr.
(Jerome B. Van Orman, Jr., Group Vice President
and Chief Financial Officer of GMAC North American Operations)

Date: August 23, 2006

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Servicing Report for the Period from July 1, 2006 to July 31, 2006

4